Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment Consist

Property and equipment consist of the following:

Description	ROU-office premises	Building	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total
Gross carrying value
As at March 31, 2021	—	—	1,160,772	337	754	17,419	1,113	1,180,395
Derecognised on deconsolidation of subsidiary			(1,160,772)	(337)	(754)	(17,419)	(1,113)	(1,180,395)
As at 31 March , 2022	—	—	—	—	—	—	—	—
Additions	461,420		2,326,888	11,802	24,396	796	26,856	2,852,158
Acquisition through business combination	25,111	32,006	7,349,465		17,600		4,199	7,428,381
As at 31 March , 2023	486,531	32,006	9,676,353	11,802	41,996	796	31,055	10,280,539

Accumulated depreciation and impairment loss
As at March 31, 2021	—	—	232,822	89	139	6,887	227	240,164
Derecognised on deconsolidation of subsidiary			(232,822)	(89)	(139)	(6,887)	(227)	(240,164)
As at 31 March , 2022	—	—	—	—	—	—	—	—
Charge for the year	50,845	462	616,304	421	7,307	61	4,613	680,013
As at 31 March , 2023	50,845	462	616,304	421	7,307	61	4,613	680,013

Net block as at 31 March, 2022	—	—	—	—	—	—	—	—
Net block as at 31 March, 2023	435,686	31,544	9,060,049	11,381	34,689	735	26,442	9,600,526